Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Net loss		$ (10,309)	$ (7,517)	$ (6,912)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation			83	31
Amortization of discount (premium) on marketable debt securities		15	(17)	19
Loss on sale of marketable debt securities		81	12	13
Interest income and translation differences from short-term deposits		(100)	7	(53)
Financial expenses related to SEPA	[1]	79	610
Finance expenses			1	6
Interest income from loan to associate	[2]		(7)
Stock-based compensation expense		546	531	892
Impairment of Associate and associated loan	[2]	2,461	1,145
Change in fair value convertible note				(265)
Changes in operating assets and liabilities:
Decrease (increase) in other receivables		240	(192)	345
Increase (decrease) in trade payables		695	(571)	(681)
Increase (decrease) in other payables		(23)	35	468
Net cash used in operating activities		(6,315)	(5,880)	(6,137)
Cash flow from investing activities
Investment in marketable debt securities,		(1,436)	(5,115)	(4,133)
Loan to associate	[2]		(250)
Investment in Associate	[2]			(1,500)
Proceeds from sale of marketable debt securities		1,611	5,504	8,633
Investment in short-term deposits, net		(3,550)	(1,250)	(2,200)
Net cash provided by (used in) investing activities		(3,375)	(1,111)	800
Cash flow from financing activities
Proceeds from issuance of ordinary shares in relation to SEPA	[1]	1,356	4,386
Proceeds from issuance of ordinary shares in relation to ATM	[3]	7,670
Proceeds from issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs	[4]		4,400	6,185
Net cash provided by financing activities		9,026	8,786	6,185
Increase (decrease) in cash, cash equivalents and restricted cash		(664)	1,795	848
Cash and cash equivalents and restricted cash at the beginning of the year		4,773	2,978	2,130
Cash, cash equivalents and restricted cash at the end of the year		4,109	4,773	2,978
Supplemental disclosure of cash flow information:
Cash received from interest		914	503	376
Non-cash investing and financing activities:
Conversion of convertible note into investment in associate				$ 1,765

[1]	See also Note 9A(4)
[2]	See also Note 5
[3]	See also Note 9A(5)
[4]	See also Note 9A(3)